UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2060
Target Date Retirement Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	480,648	$13,651
EuroPacific Growth Fund, Class R-6	165,807	7,800
New Perspective Fund, Class R-6	370,130	13,650
New World Fund, Inc., Class R-6	144,303	7,800
SMALLCAP World Fund, Inc., Class R-6	282,066	13,652
The Growth Fund of America, Class R-6	310,448	13,650
The New Economy Fund, Class R-6	206,383	7,799
		78,002
Growth-and-income funds 45%
American Mutual Fund, Class R-6	417,465	15,601
Capital World Growth and Income Fund, Class R-6	302,133	13,650
Fundamental Investors, Class R-6	278,434	15,601
International Growth and Income Fund, Class R-6	266,919	7,799
The Investment Company of America, Class R-6	471,546	17,551
Washington Mutual Investors Fund, Class R-6	422,608	17,551
		87,753
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	385,659	9,745
American Funds Global Balanced Fund, Class R-6	325,291	9,746
		19,491
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	715,014	9,781
Total investment securities 100% (cost: $189,520,000)		195,027
Other assets less liabilities 0%		(77)
Net assets 100%		$194,950
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,182
Gross unrealized depreciation on investment securities	(230)
Net unrealized appreciation on investment securities	4,952
Cost of investment securities	190,075
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 1 of 18

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	3,612,450	$102,594
EuroPacific Growth Fund, Class R-6	1,245,612	58,593
New Perspective Fund, Class R-6	2,781,822	102,594
New World Fund, Inc., Class R-6	1,083,761	58,577
SMALLCAP World Fund, Inc., Class R-6	2,126,207	102,908
The Growth Fund of America, Class R-6	2,333,263	102,594
The New Economy Fund, Class R-6	1,552,509	58,669
		586,529
Growth-and-income funds 45%
American Mutual Fund, Class R-6	3,139,176	117,311
Capital World Growth and Income Fund, Class R-6	2,271,897	102,644
Fundamental Investors, Class R-6	2,093,718	117,311
International Growth and Income Fund, Class R-6	2,006,881	58,641
The Investment Company of America, Class R-6	3,545,880	131,978
Washington Mutual Investors Fund, Class R-6	3,177,887	131,978
		659,863
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	2,897,204	73,212
American Funds Global Balanced Fund, Class R-6	2,447,623	73,331
		146,543
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	5,389,772	73,732
Total investment securities 100% (cost: $1,400,270,000)		1,466,667
Other assets less liabilities 0%		(662)
Net assets 100%		$1,466,005
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$68,025
Gross unrealized depreciation on investment securities	(4,035)
Net unrealized appreciation on investment securities	63,990
Cost of investment securities	1,402,677
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 2 of 18

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	8,445,018	$239,838
EuroPacific Growth Fund, Class R-6	2,910,692	136,919
New Perspective Fund, Class R-6	6,502,823	239,824
New World Fund, Inc., Class R-6	2,535,837	137,062
SMALLCAP World Fund, Inc., Class R-6	4,974,971	240,789
The Growth Fund of America, Class R-6	5,454,267	239,824
The New Economy Fund, Class R-6	3,631,134	137,221
		1,371,477
Growth-and-income funds 45%
American Mutual Fund, Class R-6	7,340,003	274,296
Capital World Growth and Income Fund, Class R-6	5,312,337	240,011
Fundamental Investors, Class R-6	4,895,715	274,307
International Growth and Income Fund, Class R-6	4,693,215	137,136
The Investment Company of America, Class R-6	8,291,308	308,603
Washington Mutual Investors Fund, Class R-6	7,430,833	308,602
		1,542,955
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	6,774,240	171,185
American Funds Global Balanced Fund, Class R-6	5,725,347	171,531
		342,716
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	12,602,957	172,409
Total investment securities 100% (cost: $3,163,275,000)		3,429,557
Other assets less liabilities 0%		(1,002)
Net assets 100%		$3,428,555
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$269,308
Gross unrealized depreciation on investment securities	(8,669)
Net unrealized appreciation on investment securities	260,639
Cost of investment securities	3,168,918
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 3 of 18

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	10,469,901	$297,345
EuroPacific Growth Fund, Class R-6	3,609,593	169,796
New Perspective Fund, Class R-6	8,062,506	297,345
New World Fund, Inc., Class R-6	3,141,803	169,815
SMALLCAP World Fund, Inc., Class R-6	6,167,131	298,489
The Growth Fund of America, Class R-6	6,762,456	297,345
The New Economy Fund, Class R-6	4,501,906	170,127
		1,700,262
Growth-and-income funds 43%
American Mutual Fund, Class R-6	8,587,972	320,933
Capital World Growth and Income Fund, Class R-6	6,162,370	278,416
Fundamental Investors, Class R-6	5,727,870	320,932
International Growth and Income Fund, Class R-6	5,818,034	170,003
The Investment Company of America, Class R-6	9,764,889	363,449
Washington Mutual Investors Fund, Class R-6	8,751,485	363,449
		1,817,182
Equity-income and Balanced funds 12%
American Balanced Fund, Class R-6	9,155,481	231,359
American Funds Global Balanced Fund, Class R-6	7,098,254	212,664
Capital Income Builder, Class R-6	655,915	38,253
The Income Fund of America, Class R-6	1,738,412	38,175
		520,451
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	15,626,474	213,770
Total investment securities 100% (cost: $3,940,822,000)		4,251,665
Other assets less liabilities 0%		(1,692)
Net assets 100%		$4,249,973
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$314,800
Gross unrealized depreciation on investment securities	(10,468)
Net unrealized appreciation on investment securities	304,332
Cost of investment securities	3,947,333
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 4 of 18

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	16,101,093	$457,271
EuroPacific Growth Fund, Class R-6	5,551,257	261,131
New Perspective Fund, Class R-6	12,402,020	457,386
New World Fund, Inc., Class R-6	4,843,550	261,794
SMALLCAP World Fund, Inc., Class R-6	9,490,889	459,359
The Growth Fund of America, Class R-6	10,402,240	457,387
The New Economy Fund, Class R-6	6,926,645	261,758
		2,616,086
Growth-and-income funds 38%
American Mutual Fund, Class R-6	11,463,511	428,391
Capital World Growth and Income Fund, Class R-6	8,033,891	362,971
Fundamental Investors, Class R-6	7,645,701	428,389
International Growth and Income Fund, Class R-6	7,945,190	232,159
The Investment Company of America, Class R-6	13,267,224	493,806
Washington Mutual Investors Fund, Class R-6	12,599,180	523,244
		2,468,960
Equity-income and Balanced funds 17%
American Balanced Fund, Class R-6	15,514,680	392,056
American Funds Global Balanced Fund, Class R-6	11,910,270	356,832
Capital Income Builder, Class R-6	3,254,114	189,780
The Income Fund of America, Class R-6	8,627,693	189,464
		1,128,132
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	24,018,031	328,566
Total investment securities 100% (cost: $6,019,070,000)		6,541,744
Other assets less liabilities 0%		(802)
Net assets 100%		$6,540,942
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$532,623
Gross unrealized depreciation on investment securities	(19,293)
Net unrealized appreciation on investment securities	513,330
Cost of investment securities	6,028,414
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 5 of 18

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 38%	Shares	Value (000)
AMCAP Fund, Class R-6	17,010,121	$483,088
EuroPacific Growth Fund, Class R-6	6,267,140	294,806
New Perspective Fund, Class R-6	14,001,469	516,374
New World Fund, Inc., Class R-6	4,847,284	261,996
SMALLCAP World Fund, Inc., Class R-6	10,026,722	485,293
The Growth Fund of America, Class R-6	10,987,956	483,140
The New Economy Fund, Class R-6	6,940,142	262,268
		2,786,965
Growth-and-income funds 35%
American Mutual Fund, Class R-6	11,853,703	442,973
Capital World Growth and Income Fund, Class R-6	8,169,988	369,120
Fundamental Investors, Class R-6	7,905,994	442,973
International Growth and Income Fund, Class R-6	7,575,118	221,345
The Investment Company of America, Class R-6	13,885,697	516,826
Washington Mutual Investors Fund, Class R-6	14,222,934	590,678
		2,583,915
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	17,511,909	442,526
American Funds Global Balanced Fund, Class R-6	14,798,604	443,366
Capital Income Builder, Class R-6	5,066,222	295,462
The Income Fund of America, Class R-6	13,429,644	294,915
		1,476,269
Fixed income funds 7%
American Funds Inflation Linked Bond Fund, Class R-6	6,869,948	66,639
U.S. Government Securities Fund, Class R-6	34,465,706	471,491
		538,130
Total investment securities 100% (cost: $6,831,448,000)		7,385,279
Other assets less liabilities 0%		(2,660)
Net assets 100%		$7,382,619
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 6 of 18

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at (000)
U.S. Government Securities Fund, Class R-6	27,771,676	6,694,030	—	34,465,706	$1,473	$471,491
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$558,886
Gross unrealized depreciation on investment securities	(17,574)
Net unrealized appreciation on investment securities	541,312
Cost of investment securities	6,843,967
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 7 of 18

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 28%	Shares	Value (000)
AMCAP Fund, Class R-6	17,684,771	$502,247
EuroPacific Growth Fund, Class R-6	7,497,501	352,682
New Perspective Fund, Class R-6	16,449,449	606,656
New World Fund, Inc., Class R-6	4,008,638	216,667
SMALLCAP World Fund, Inc., Class R-6	9,684,205	468,716
The Growth Fund of America, Class R-6	11,552,216	507,951
The New Economy Fund, Class R-6	4,685,938	177,082
		2,832,001
Growth-and-income funds 35%
American Mutual Fund, Class R-6	15,914,301	594,717
Capital World Growth and Income Fund, Class R-6	10,962,735	495,296
Fundamental Investors, Class R-6	10,614,268	594,717
International Growth and Income Fund, Class R-6	10,144,627	296,426
The Investment Company of America, Class R-6	18,649,610	694,139
Washington Mutual Investors Fund, Class R-6	19,108,103	793,560
		3,468,855
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	23,486,930	593,515
American Funds Global Balanced Fund, Class R-6	19,850,561	594,723
Capital Income Builder, Class R-6	6,782,543	395,558
The Income Fund of America, Class R-6	17,981,033	394,863
		1,978,659
Fixed income funds 17%
American Funds Inflation Linked Bond Fund, Class R-6	29,592,585	287,048
American Funds Mortgage Fund, Class R-6	22,069,737	222,463
Capital World Bond Fund, Class R-6	11,627,254	223,592
Intermediate Bond Fund of America, Class R-6	13,268,242	177,396
U.S. Government Securities Fund, Class R-6	54,977,446	752,092
		1,662,591
Total investment securities 100% (cost: $9,207,661,000)		9,942,106
Other assets less liabilities 0%		(2,759)
Net assets 100%		$9,939,347
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 8 of 18

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
U.S. Government Securities Fund, Class R-6	46,373,538	8,603,908	—	54,977,446	$2,425	$752,092
American Funds Global Balanced Fund, Class R-6	17,307,442	2,543,119	—	19,850,561	3,609	594,723
American Funds Inflation Linked Bond Fund, Class R-6	24,294,331	5,298,254	—	29,592,585	2,723	287,048
American Funds Mortgage Fund, Class R-6	16,748,933	5,320,804	—	22,069,737	787	222,463
					$9,544	$1,856,326
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$758,821
Gross unrealized depreciation on investment securities	(40,983)
Net unrealized appreciation on investment securities	717,838
Cost of investment securities	9,224,268
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 9 of 18

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 18%	Shares	Value (000)
AMCAP Fund, Class R-6	12,906,217	$366,537
EuroPacific Growth Fund, Class R-6	5,927,590	278,834
New Perspective Fund, Class R-6	12,585,560	464,155
New World Fund, Inc., Class R-6	1,037,214	56,061
SMALLCAP World Fund, Inc., Class R-6	3,445,388	166,757
The Growth Fund of America, Class R-6	7,587,651	333,629
		1,665,973
Growth-and-income funds 33%
American Mutual Fund, Class R-6	15,058,740	562,745
Capital World Growth and Income Fund, Class R-6	10,370,357	468,533
Fundamental Investors, Class R-6	9,294,347	520,762
International Growth and Income Fund, Class R-6	8,188,106	239,256
The Investment Company of America, Class R-6	16,489,222	613,729
Washington Mutual Investors Fund, Class R-6	16,010,379	664,911
		3,069,936
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	22,275,066	562,891
American Funds Global Balanced Fund, Class R-6	18,825,784	564,020
Capital Income Builder, Class R-6	6,442,690	375,738
The Income Fund of America, Class R-6	17,080,920	375,097
		1,877,746
Fixed income funds 29%
American Funds Inflation Linked Bond Fund, Class R-6	43,165,709	418,707
American Funds Mortgage Fund, Class R-6	46,740,332	471,142
Capital World Bond Fund, Class R-6	24,594,316	472,949
Intermediate Bond Fund of America, Class R-6	44,034,373	588,740
The Bond Fund of America, Class R-6	16,600,364	211,821
U.S. Government Securities Fund, Class R-6	45,141,792	617,540
		2,780,899
Total investment securities 100% (cost: $8,798,129,000)		9,394,554
Other assets less liabilities 0%		(3,842)
Net assets 100%		$9,390,712
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 10 of 18

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
U.S. Government Securities Fund, Class R-6	38,439,874	6,701,918	—	45,141,792	$2,001	$617,540
American Funds Global Balanced Fund, Class R-6	16,554,584	2,271,200	—	18,825,784	3,434	564,020
American Funds Mortgage Fund, Class R-6	40,076,354	6,663,978	—	46,740,332	1,815	471,142
American Funds Inflation Linked Bond Fund, Class R-6	36,501,638	6,664,071	—	43,165,709	4,075	418,707
					$11,325	$2,071,409
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$637,693
Gross unrealized depreciation on investment securities	(60,459)
Net unrealized appreciation on investment securities	577,234
Cost of investment securities	8,817,320
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 11 of 18

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 11%	Shares	Value (000)
AMCAP Fund, Class R-6	9,792,045	$278,094
EuroPacific Growth Fund, Class R-6	3,323,762	156,350
New Perspective Fund, Class R-6	9,019,454	332,637
The Growth Fund of America, Class R-6	4,397,562	193,361
		960,442
Growth-and-income funds 28%
American Mutual Fund, Class R-6	14,051,435	525,102
Capital World Growth and Income Fund, Class R-6	8,832,603	399,057
Fundamental Investors, Class R-6	7,125,689	399,253
International Growth and Income Fund, Class R-6	4,778,753	139,635
The Investment Company of America, Class R-6	13,039,631	485,335
Washington Mutual Investors Fund, Class R-6	11,680,811	485,104
		2,433,486
Equity-income and Balanced funds 22%
American Balanced Fund, Class R-6	17,686,465	446,937
American Funds Global Balanced Fund, Class R-6	13,782,809	412,933
Capital Income Builder, Class R-6	9,331,960	544,240
The Income Fund of America, Class R-6	24,740,380	543,298
		1,947,408
Fixed income funds 39%
American Funds Inflation Linked Bond Fund, Class R-6	53,458,771	518,550
American Funds Mortgage Fund, Class R-6	47,511,194	478,913
American High-Income Trust, Class R-6	18,997,538	196,815
Capital World Bond Fund, Class R-6	22,938,120	441,100
Intermediate Bond Fund of America, Class R-6	59,292,031	792,734
The Bond Fund of America, Class R-6	43,810,268	559,019
U.S. Government Securities Fund, Class R-6	35,661,902	487,855
		3,474,986
Total investment securities 100% (cost: $8,253,618,000)		8,816,322
Other assets less liabilities 0%		(565)
Net assets 100%		$8,815,757
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 12 of 18

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
Intermediate Bond Fund of America, Class R-6	52,068,010	7,224,021	—	59,292,031	$2,627	$792,734
American Funds Inflation Linked Bond Fund, Class R-6	45,948,362	7,510,409	—	53,458,771	5,059	518,550
U.S. Government Securities Fund, Class R-6	31,189,248	4,472,654	—	35,661,902	1,604	487,855
American Funds Mortgage Fund, Class R-6	41,350,095	6,161,099	—	47,511,194	1,858	478,913
					$11,148	$2,278,052
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$598,017
Gross unrealized depreciation on investment securities	(50,199)
Net unrealized appreciation on investment securities	547,818
Cost of investment securities	8,268,504
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 13 of 18

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth funds 3%	Shares	Value (000)
AMCAP Fund, Class R-6	1,418,037	$40,272
New Perspective Fund, Class R-6	1,091,962	40,272
The Growth Fund of America, Class R-6	463,024	20,359
		100,903
Growth-and-income funds 25%
American Mutual Fund, Class R-6	5,803,320	216,870
Capital World Growth and Income Fund, Class R-6	3,218,379	145,406
Fundamental Investors, Class R-6	2,592,078	145,234
International Growth and Income Fund, Class R-6	1,251,529	36,570
The Investment Company of America, Class R-6	4,868,582	181,209
Washington Mutual Investors Fund, Class R-6	4,344,872	180,443
		905,732
Equity-income and Balanced funds 27%
American Balanced Fund, Class R-6	5,130,817	129,656
American Funds Global Balanced Fund, Class R-6	3,609,642	108,145
Capital Income Builder, Class R-6	6,397,490	373,101
The Income Fund of America, Class R-6	17,023,275	373,831
		984,733
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	26,084,516	253,020
American Funds Mortgage Fund, Class R-6	21,510,946	216,830
American High-Income Trust, Class R-6	17,540,539	181,720
Capital World Bond Fund, Class R-6	9,431,519	181,368
Intermediate Bond Fund of America, Class R-6	24,370,100	325,828
The Bond Fund of America, Class R-6	22,720,578	289,915
U.S. Government Securities Fund, Class R-6	13,195,621	180,516
		1,629,197
Total investment securities 100% (cost: $3,402,854,000)		3,620,565
Other assets less liabilities 0%		(1,498)
Net assets 100%		$3,619,067
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 14 of 18

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
American Funds Inflation Linked Bond Fund, Class R-6	24,013,858	2,343,356	272,698	26,084,516	$2,593	$253,020
American Funds Mortgage Fund, Class R-6	19,860,484	1,712,253	61,791	21,510,946	872	216,830
					$3,465	$469,850
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$236,877
Gross unrealized depreciation on investment securities	(25,634)
Net unrealized appreciation on investment securities	211,243
Cost of investment securities	3,409,322
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 15 of 18

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth-and-income funds 23%	Shares	Value (000)
American Mutual Fund, Class R-6	3,290,014	$122,948
Capital World Growth and Income Fund, Class R-6	1,958,839	88,500
Fundamental Investors, Class R-6	1,404,947	78,719
International Growth and Income Fund, Class R-6	417,816	12,209
The Investment Company of America, Class R-6	2,701,513	100,550
Washington Mutual Investors Fund, Class R-6	2,424,419	100,686
		503,612
Equity-income and Balanced funds 30%
American Balanced Fund, Class R-6	2,634,020	66,562
American Funds Global Balanced Fund, Class R-6	2,215,514	66,377
Capital Income Builder, Class R-6	4,550,741	265,399
The Income Fund of America, Class R-6	12,080,187	265,281
		663,619
Fixed income funds 47%
American Funds Inflation Linked Bond Fund, Class R-6	16,014,277	155,338
American Funds Mortgage Fund, Class R-6	13,211,486	133,172
American High-Income Trust, Class R-6	10,714,721	111,005
Capital World Bond Fund, Class R-6	5,773,052	111,016
Intermediate Bond Fund of America, Class R-6	18,660,389	249,489
Short-Term Bond Fund of America, Class R-6	4,997,855	49,679
The Bond Fund of America, Class R-6	13,909,336	177,483
U.S. Government Securities Fund, Class R-6	4,471,146	61,165
		1,048,347
Total investment securities 100% (cost: $2,150,849,000)		2,215,578
Other assets less liabilities 0%		(773)
Net assets 100%		$2,214,805
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 16 of 18

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2017 (000)
American Funds Inflation Linked Bond Fund, Class R-6	14,443,045	1,667,382	96,150	16,014,277	$1,565	$155,338
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$71,727
Gross unrealized depreciation on investment securities	(14,820)
Net unrealized appreciation on investment securities	56,907
Cost of investment securities	2,158,671
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 17 of 18

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2017, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-850-0317O-S54161	American Funds Target Date Retirement Series — Page 18 of 18

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 31, 2017

By _/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2017